Contingent Liabilities and Commitments - Additional Information (Detail) £ in Millions		1 Months Ended	12 Months Ended
	Nov. 02, 2015	Jun. 30, 2020 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 30, 2020 GBP (£)	Jul. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of contingent liabilities and commitments [line items]
Provisions released			£ (27)
Provisions			468					£ 577
Decrease in convertible preferred stock fair value		£ 10
Loss Impairment: Off Balance Sheet ECL			468					577
Genworth Financial International Holdings Inc
Disclosure of contingent liabilities and commitments [line items]
Amount awarded to other party							£ 624
Santander UK Group
Disclosure of contingent liabilities and commitments [line items]
Liability arising through disallowance of tax allowance			152
Visa Europe Ltd
Disclosure of contingent liabilities and commitments [line items]
Visa Europe Ltd sale to Visa Inc	100.00%
Bottom of Range
Disclosure of contingent liabilities and commitments [line items]
Losses on litigation settlements | €				€ 1,000,000,000
Top of Range
Disclosure of contingent liabilities and commitments [line items]
Santander UK liability under indemnity cap | €					€ 39,850,000
AXA France | Mis-Selling Losses Claimed By AXA France
Disclosure of contingent liabilities and commitments [line items]
Amount claimed by litigation counterparty						£ 631
UK&I Banks
Disclosure of contingent liabilities and commitments [line items]
Preferred stock issued, threshold value | €				€ 0
FSCS
Disclosure of contingent liabilities and commitments [line items]
Provisions released			0
Provisions								0
Loss Impairment: Off Balance Sheet ECL								0
Compliance with Consumer Credit Act
Disclosure of contingent liabilities and commitments [line items]
Provisions			47					68
Loss Impairment: Off Balance Sheet ECL			£ 47					£ 68